Symetra Pension Reserve Fund 2020 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1958-1962)
Symetra Pension Reserve Fund - 2020 (b.1958-1962)
Investment Objective
The Symetra Pension Reserve Fund - 2020 (b.1958-1962) (the "2020 (1958-1962)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2020 (1958-1962) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2020 (b. 1958-1962)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	"Other expenses" is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2020 (b.1958-1962) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2020
(1958-1962) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2020 (b. 1958-1962)	41	491

Portfolio Turnover
The 2020 (1958-1962) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2020 (1958-1962) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade debt securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. Under normal market conditions, the Sub-Adviser generally seeks to minimize credit risk by favoring government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the two highest categories by an NRSRO, and investing in other permitted investments when government securities and corporate securities in the two highest categories are not available in sufficient quantities at a reasonable price or are not available in optimal durations or maturities.  The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements, provided that structured notes and swap agreements are determined by the Sub-Adviser to pose minimal counter-party credit risk.

The 2020 (1958-1962) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations.
(The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the
Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2020
(1958-1962) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, if the Fund had been operational on May 7, 2012, the 2020
(1958-1962) Fund's portfolio duration target would have been 21.1 years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2020
(1958-1962) Fund. The following additional risks could affect the value of your investment:

· Credit Risk. The issuers of the bonds and other debt securities held by the
  2020 (1958-1962) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

· Credit Default Swap Risk. In a credit default swap transaction, both the 2020
  (1958-1962) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

· Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2020 (1958-1962)
  Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
  Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

· Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

· Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
  Foreign governments and foreign economies often are less stable than the U.S.
  Government and the U.S. economy.

· Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

· Management Risk. The 2020 (1958-1962) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

· Market Risk. The prices of the securities in which the 2020 (1958-1962) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

· New Fund Risk. The 2020 (1958-1962) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

· Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

· Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2020
  (1958-1962) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

· Termination Risk. Because the 2020 (1958-1962) Fund has a Termination Date and
  it will invest a majority of its assets in securities that mature after the
  Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

· U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
  U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
  Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2020 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.symetra.com/funds or by calling the Fund toll-free at 1-800-SYMETRA (1-800-796-3872).